Shareholder Report, Average Annual Return (Details)	12 Months Ended	50 Months Ended	53 Months Ended	60 Months Ended	79 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000137888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Tactical Fixed Income Fund
Average Annual Return, Percent	(1.24%)			3.00%		4.45%
C000137889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Tactical Fixed Income Fund
C000137890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Tactical Fixed Income Fund
C000225122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Tactical Investment Grade Bond Fund
C000225125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Tactical U.S. Allocation Fund
C000209835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Ultra Short Bond Fund
Average Annual Return, Percent	0.41%			2.28%	2.42%
C000209836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Ultra Short Bond Fund
Without Sales Load [Member] | C000137888
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%			3.78%		4.85%
Without Sales Load [Member] | C000137889
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%			3.03%		4.09%
Without Sales Load [Member] | C000137890
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%			4.05%		5.12%
Without Sales Load [Member] | C000225122
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	0.34%
Without Sales Load [Member] | C000225125
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%		8.16%
Without Sales Load [Member] | C000209835
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%			3.06%	3.02%
Without Sales Load [Member] | C000209836
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%			3.33%	3.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.38%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		13.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	1.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	1.60%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.16%			5.47%		5.90%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.16%			5.47%		5.90%
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent	4.40%			2.71%	2.65%